Related Parties (Details) - Schedule of asset and liabilities balances - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of asset and liabilities balances [Abstract]
Receivable - funds held by related party	$ 15	$ 33
Loan to employees	1,015
Prepaid expenses		207
Total	1,030	240
Account payables	56	16
Accrued bonuses	459	450
Payroll liability	74
INX Token liability	36,102	11,429
INX Token warrant liability	2,723	2,177
Convertible loans		52
total	$ 39,414	$ 14,124